UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2


Read instructions at end of form before preparing form.

1.	Name and address of issuer:
VALIC Company II
2919 Allen Parkway
Houston, Texas 77019


2.	The name of each series or class of securities
	for which this Form is filed
	(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes).
	Government Money Market II Fund
	Large Cap Value Fund
	Mid Cap Growth Fund
	Strategic Bond Fund

3.	Investment Company Act File Number:
811-08789


Securities Act File Number:
333-53589


4(a). Last day of fiscal year for which this Form is filed:
May 24, 2021

4(b).          Check box if this Form is being filed late
	(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c). X Check box if this is the last time the Issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f): $288,274,149

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $1,683,342,755
(iii)	Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$ 0


(iv)	Total available redemption credits
[add Items 5 (ii) and 5 (iii)	$1,683,342,755
(v)	Net sales - if Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:		$0

(vi) Redemption credits available for use in future years-if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,395,068,606

(vii)	Multiplier for determining registration fee (see instruction C.9):
 X .0001091

(viii)	Registration fee due [multiply Item 5(v) by Item 5 (vii)]

(enter "0" if no fee is due):= $0



6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
 of securities (number of shares or other units) deducted here:   0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
 then state that number here:      0

7.	Interest due - if this Form is being filed more than 90 days after the
 end of the Issuer's fiscal year  (see Instruction D): 	+$ 0

8.	Total of the amount of the registration fee due plus any interest due
 [line 5 (viii) plus Line 7]:= $0

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

	Method of Delivery

		X	Wire Transfer


			Mail or other means



	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By(Signature and Title)* 	 /s/ Shawn Parry


	Name: Shawn Parry
       Title: Assistant Treasurer


	Date August 23, 2021

	*Please print the name and title of the signing officer below the signature.